SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6%
Alabama — 6.7%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000	1,805,085
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,663,947
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,000,000	1,008,681
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	750,000	785,596
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. C(a),(b)	5.50	8/1/2034	2,500,000	2,735,371
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,655,896
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,957,833
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,652,465
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	958,337
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,104,872
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	4,560,000	4,941,610
				25,269,693

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Alaska — .6%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,448,076
Arizona — 4.0%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	4,305,000	101,168
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000	1,412,635
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	1,974,564
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,471,894
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,715,844
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	649,078

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Arizona — 4.0% (continued)
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.32	12/1/2037	4,550,000	5,070,227
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	2,901,595
				15,297,005
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	1,942,910
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,000,000	1,008,489
				2,951,399
California — 2.9%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,107,108
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.38	7/1/2050	1,750,000	1,764,868
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	1,019,803

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
California — 2.9% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,076,375
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.10	8/1/2053	6,400,000	6,041,760
				11,009,914
Colorado — 4.5%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,041,089
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,417,370
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	850,000	874,738
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,250,000	2,309,952
Kinston Metropolitan District No. 5, GO, Refunding, Ser. A(b)	5.75	12/1/2055	750,000	762,687

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Colorado — 4.5% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	12.90	8/1/2044	3,260,000	3,679,124
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.01	11/15/2048	5,535,000	5,091,652
				17,176,612
Delaware — .7%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2048	2,470,000	2,483,021
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,265,000	2,420,436
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,341,626
				3,762,062
Florida — 8.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,840,000	2,756,436

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Florida — 8.6% (continued)
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	2,000,000	2,053,028
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,975,000	1,968,705
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,095,000	2,112,082
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	2,000,000	2,066,045
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	1,000,000	1,076,510
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.25	11/1/2035	1,500,000	1,635,030
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,689,482
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	3,000,000	2,777,256
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,436,671
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,382,977

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Florida — 8.6% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,113,734
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	967,930
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.01	10/1/2049	7,500,000	6,935,070
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	635,000	620,302
				32,591,258
Georgia — 5.4%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,900,000	1,933,964
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,000,000	1,089,613
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.25	6/1/2041	575,000	655,120
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.85	10/1/2043	6,000,000	6,003,255

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Georgia — 5.4% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	11.30	7/1/2044	4,220,000	4,536,440
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.64	1/1/2059	2,720,000	2,708,521
Tender Option Bond Trust Receipts (Series 2025- XF80660), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.86	7/1/2050	2,400,000	2,529,036
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,001,417
				20,457,366
Illinois — 12.0%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,046,895
Chicago, GO, Ser. A	5.00	1/1/2044	1,400,000	1,404,920
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,044,476
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,000,000	1,061,953
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,271,574
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,250,000	2,483,677
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,641,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Illinois — 12.0% (continued)
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,911,236
Illinois, GO, Ser. B	5.00	11/1/2030	1,250,000	1,359,081
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,126,727
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,061,653
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	2,000,000	2,101,021
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,730,355
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,000,000	2,014,230
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.85	6/1/2048	2,625,000	2,395,242
Tender Option Bond Trust Receipts (Series 2023- XM1112), (Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A) Non- Recourse Underlying Coupon Rate 5.25%(b),(d),(e)	15.02	11/1/2053	10,000,000	10,464,418

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Illinois — 12.0% (continued)
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.81	12/1/2049	4,200,000	4,336,537
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	15.78	1/1/2053	2,860,000	3,005,831
				45,461,311
Indiana — 1.2%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	4,025,000	201,250
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	1,985,000	2,131,997
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,307,229
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	745,176
				4,385,652
Iowa — .3%
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,094,834
Kentucky — 1.4%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,801,523

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Kentucky — 1.4% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,339,873
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,000,000	1,100,112
				5,241,508
Louisiana — 1.6%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,270,000	1,345,732
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,442,399
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	2,000,000	2,164,372
				5,952,503
Maine — .4%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,500,000	1,598,749
Maryland — 2.9%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	1,000,000	1,035,811
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,580,542

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Maryland — 2.9% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,279,112
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.89	6/1/2054	3,900,000	4,064,276
				10,959,741
Massachusetts — 3.8%
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.25	6/1/2042	1,000,000	1,122,881
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	920,000	866,050
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,630,000	2,805,195
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	998,593
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,142,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Massachusetts — 3.8% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,067,955
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	13.89	6/1/2053	6,000,000	6,264,927
				14,268,209
Michigan — 4.4%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,335,000	1,394,426
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,500,000	1,511,406
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,373,012
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,059,648
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,806,357
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,522,184
Michigan Strategic Fund, Revenue Bonds (AMT-I- 75 Improvement Project)	5.00	12/31/2043	3,000,000	3,045,617
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,675,464

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Michigan — 4.4% (continued)
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,000,000	1,093,354
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.75	12/1/2050	1,000,000	1,095,558
				16,577,026
Minnesota — .2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	825,000	828,165
Missouri — 2.6%
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,045,000	4,044,769
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	8.74	12/1/2053	6,000,000	5,802,473
				9,847,242
Montana — .3%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	1,000,000	1,056,527
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	945,717
Nevada — 2.0%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,865,320
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	5,000,000	4,624,057
				7,489,377

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	900,000	554,942
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,583,501
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,500,000	1,586,199
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,450,256
				5,174,898
New Jersey — 2.2%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	720,000	756,062
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,608,763
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	2,000,000	2,417,573
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	15.09	1/1/2055	3,300,000	3,542,708
				8,325,106

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
New Mexico — .4%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,635,000	1,633,298
New York — 12.3%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A	5.25	6/15/2045	1,000,000	1,013,797
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	3,100,000	3,113,391
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	875,000	988,633
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.25	6/1/2046	1,000,000	1,002,816
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(f)	0.00	11/15/2052	6,400,000	1,748,186
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	2,000,000	2,147,528
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	864,011
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,196,794
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,700,000	2,921,883

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
New York — 12.3% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	3,050,000	3,255,288
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,070,776
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.90	11/15/2047	5,400,000	5,003,550
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.94	2/1/2049	10,000,000	9,264,197
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.62	6/30/2060	2,760,000	2,825,416

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
New York — 12.3% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	7.38	5/15/2064	3,500,000	3,207,560
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.62	12/31/2054	2,700,000	2,773,723
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.81	9/1/2050	2,900,000	3,155,398
				46,552,947
North Carolina — 1.7%
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	1,995,000	2,161,794
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,500,000	2,582,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
North Carolina — 1.7% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	800,000	877,476
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	763,201
				6,384,672
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	6,640,995
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,500,000	1,466,942
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	926,179
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	790,000	763,852
				9,797,968
Oklahoma — 2.5%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	8.42	10/1/2053	10,000,000	9,588,273

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Oregon — .3%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,000,000	1,065,242
Pennsylvania — 6.2%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	1,000,000	1,063,196
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000	893,781
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,127,336
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,383,530
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2045	1,000,000	1,056,728
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.02	12/1/2051	10,000,000	9,190,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Pennsylvania — 6.2% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.82	5/15/2053	3,440,000	3,057,103
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	15.70	9/1/2053	4,380,000	4,723,428
				23,495,635
Rhode Island — 2.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,281,300
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2065	1,750,000	1,743,748
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	7.76	10/1/2053	6,000,000	5,803,776
				8,828,824

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
South Carolina — 4.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community)	5.00	4/1/2036	1,270,000	1,411,235
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000	3,297,156
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,800,000	1,607,538
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.75	12/1/2054	10,200,000	10,681,318
				16,997,247
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	14.09	7/1/2046	3,200,000	3,225,502
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,352,771

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Texas — 9.1%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	927,680
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,050,000	967,754
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2060	1,015,000	1,002,621
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,050,000	1,000,053
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,744,965
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,422,999
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000	1,869,819
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	923,178
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,146,869

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Texas — 9.1% (continued)
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2054	1,500,000	1,454,784
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,865,184
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	0.00	11/15/2051	7,500,000	2,091,733
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,500,000	2,751,278
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	1,700,000	1,634,822
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	922,287
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	923,645
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	535,000	535,947
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,000,000	1,004,128
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	965,503

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Texas — 9.1% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.08	2/15/2053	6,000,000	5,454,275
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,697,093
				34,306,617
U.S. Related — 1.2%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	284,274	210,488
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	226,239
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	201,965
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	170,767
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	224,881
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	217,554
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790	249,504
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835	2,660,479
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	258,861
				4,420,738
Utah — 2.5%
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	3,765,000	3,781,397
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,855,000	1,603,934
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,008,904

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Utah — 2.5% (continued)
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	800,000	835,752
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	2,031,544
				9,261,531
Virginia — 4.7%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(d)	6.43	8/23/2027	1,700,000	1,816,865
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	15.67	7/1/2057	7,500,000	7,950,917
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	13.29	9/1/2059	3,495,000	3,503,586
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	1,000,000	762,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Virginia — 4.7% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,850,000	2,833,383
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	800,000	766,128
				17,633,651
Washington — .6%
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,004,073
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,361,683
				2,365,756
West Virginia — .5%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	1,750,000	1,881,789
Wisconsin — 5.8%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,591,111
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,751,326

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Wisconsin — 5.8% (continued)
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	3,310,000	3,683,946
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	4,500,000	1,419,668
Public Finance Authority, Revenue Bonds (Lindenwood Education System) (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	250,000	272,186
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	1,500,000	1,515,782
Public Finance Authority, Revenue Bonds, Ser. 2023-1, Cl. A	5.75	7/1/2062	3,402,076	3,542,456
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,000,000	1,017,354
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,900,000	1,894,747
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,072,065
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	756,069
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	928,096

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 130.6% (continued)
Wisconsin — 5.8% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,075,704
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,194,772
				21,715,282
Total Investments (cost $493,903,111)			130.6%	493,160,714
Liabilities, Less Cash and Receivables			(30.6%)	(115,651,331)
Net Assets Applicable to Common Stockholders			100.0%	377,509,383

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
February 28, 2026, these securities amounted to $217,506,163 or 57.6% of net assets applicable to
Common Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2026 was $302,418, which represented .1% of net assets.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Strategic Municipal Bond Fund, Inc.
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	493,160,714	—	493,160,714
	—	493,160,714	—	493,160,714
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(117,845,000)	—	(117,845,000)
	—	(117,845,000)	—	(117,845,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At February 28, 2026, accumulated net unrealized depreciation on investments was $742,397, consisting of $14,562,949 gross unrealized appreciation and $15,305,346 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.